UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22452

First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

First Trust Preferred Securities and Income Fund

Portfolio of Investments

January 31, 2018 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 16.3%

	Banks – 4.7%
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (a)	8.14%	10/30/40	$811,500
50,000	Citigroup, Inc., Series K (b)	6.88%	(c)	1,410,000
115,000	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (a)	7.20%	02/15/40	2,992,300
91,721	People’s United Financial, Inc., Series A (b)	5.63%	(c)	2,384,746
20,351	Regions Financial Corp. (b)	6.38%	(c)	559,449
36,120	Valley National Bancorp, Series B (b)	5.50%	(c)	927,923
57,531	Wells Fargo & Co., Series Q (b)	5.85%	(c)	1,524,571
54,369	Wintrust Financial Corp., Series D (b)	6.50%	(c)	1,478,837

				12,089,326

	Capital Markets – 3.8%
16,487	Goldman Sachs Group, Inc., Series J	5.50%	(c)	429,486
73,662	Morgan Stanley, Series E (b)	7.13%	(c)	2,095,684
35,397	Morgan Stanley, Series F (b)	6.88%	(c)	993,240
124,388	Morgan Stanley, Series I (b)	6.38%	(c)	3,367,183
105,359	Morgan Stanley, Series K (b)	5.85%	(c)	2,755,138

				9,640,731

	Diversified Telecommunication Services – 0.6%
49,010	Qwest Corp.	7.00%	04/01/52	1,065,477
25,260	Qwest Corp.	7.00%	07/01/52	547,637

				1,613,114

	Equity Real Estate Investment Trusts – 2.7%
23,626	American Homes 4 Rent, Series E	6.35%	(c)	603,644
1,061	Colony NorthStar, Inc., Series D	8.50%	(c)	27,003
49,976	Colony NorthStar, Inc., Series E	8.75%	(c)	1,306,872
37,305	Colony NorthStar, Inc., Series H	7.13%	(c)	858,015
25,000	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(c)	642,500
23,490	Global Net Lease, Inc., Series A	7.25%	(c)	586,545
15,000	Urstadt Biddle Properties, Inc., Series H	6.25%	(c)	372,750
102,470	VEREIT, Inc., Series F	6.70%	(c)	2,586,343

				6,983,672

	Food Products – 0.2%
13,791	CHS, Inc., Series 2 (b)	7.10%	(c)	372,909

	Insurance – 1.9%
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	113,896
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	133,229
50,000	Aspen Insurance Holdings Ltd. (b)	5.95%	(c)	1,306,000
50,000	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (a) (e)	4.61%	05/15/37	1,175,000
14,443	National General Holdings Corp	7.63%	09/15/55	356,814
21,000	Phoenix Cos., Inc.	7.45%	01/15/32	393,750
28,961	Reinsurance Group of America, Inc. (b)	5.75%	06/15/56	779,051
19,927	Validus Holdings, Ltd., Series B	5.80%	(c)	502,160

				4,759,900

	Mortgage Real Estate Investment Trusts – 1.2%
25,000	AGNC Investment Corp., Series C (b)	7.00%	(c)	636,000
38,824	Annaly Capital Management, Inc., Series F (b)	6.95%	(c)	984,189
13,200	Invesco Mortgage Capital, Inc., Series B (b)	7.75%	(c)	335,940
23,000	Two Harbors Investment Corp., Series B (b)	7.63%	(c)	579,140
25,000	Two Harbors Investment Corp., Series C (b)	7.25%	(c)	606,750

				3,142,019

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)

	Multi-Utilities – 0.7%
40,000	Integrys Holding, Inc. (b)	6.00%	08/01/73	$1,078,000
30,000	Just Energy Group, Inc., Series A (b)	8.50%	(c)	670,500

				1,748,500

	Thrifts & Mortgage Finance – 0.5%
46,302	New York Community Bancorp, Inc., Series A (b)	6.38%	(c)	1,295,993

	Total $25 Par Preferred Securities			41,646,164

	(Cost $41,818,243)

$100 PAR PREFERRED SECURITIES – 2.8%

	Banks – 2.7%
32,500	CoBank ACB, Series F (b) (f)	6.25%	(c)	3,469,375
27,000	CoBank ACB, Series G	6.13%	(c)	2,706,750
5,500	Farm Credit Bank Of Texas (b) (g)	6.75%	(c)	599,500

				6,775,625

	Consumer Finance – 0.1%
5,130	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (a)	3.29%	(c)	350,533

	Total $100 Par Preferred Securities			7,126,158

	(Cost $6,634,735)

$1,000 PAR PREFERRED SECURITIES – 4.1%

	Banks – 2.5%
4,000	Farm Credit Bank Of Texas, Series 1 (g)	10.00%	(c)	4,720,000
1,261	Sovereign Real Estate Investment Trust (g)	12.00%	(c)	1,582,555

				6,302,555

	Diversified Financial Services – 0.4%
500	Compeer Financial ACA (b) (g)	6.75%	(c)	546,531
500	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (a) (g)	5.33%	08/18/57	469,341

				1,015,872

	Insurance – 1.2%
3,400	XLIT Ltd., Series D, 3 Mo. LIBOR + 3.12% (a)	4.84%	(c)	3,170,500

	Total $1,000 Par Preferred Securities			10,488,927

	(Cost $10,558,375)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 74.7%

	Automobiles – 1.0%
$ 2,400,000	General Motors Financial Co., Inc., Series A (b)	5.75%	(c)	2,484,000

	Banks – 36.8%
1,500,000	Australia & New Zealand Banking Group Ltd. (b) (f) (h)	6.75%	(c)	1,693,125
1,400,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (h)	6.13%	(c)	1,460,200
2,000,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (h)	9.00%	(c)	2,031,090
500,000	Banco Mercantil del Norte S.A. (b) (f) (h)	6.88%	(c)	528,750
1,000,000	Banco Mercantil del Norte S.A. (b) (f) (h)	7.63%	(c)	1,112,000
2,000,000	Banco Santander SA (b) (h)	6.38%	(c)	2,048,210
4,500,000	Bank of America Corp., Series DD (b)	6.30%	(c)	5,051,250
200,000	Bank of America Corp., Series K, 3 Mo. LIBOR + 3.63% (a)	5.40%	(c)	202,936
1,000,000	Bank of America Corp., Series M (b)	8.13%	(c)	1,020,270
1,500,000	Bank of America Corp., Series Z (b)	6.50%	(c)	1,680,000
4,000,000	Barclays PLC (b) (h)	7.88%	(c)	4,381,288

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)

	Banks (Continued)
$ 939,000	BNP Paribas S.A. (b) (f) (h)	6.75%	(c)	$1,014,120
1,500,000	BNP Paribas S.A. (b) (f) (h)	7.63%	(c)	1,640,625
1,000,000	BPCE S.A. (b) (f)	12.50%	(c)	1,150,000
1,850,000	Citigroup, Inc., Series O (b)	5.88%	(c)	1,917,062
680,000	Citigroup, Inc., Series P (b)	5.95%	(c)	719,950
1,250,000	Citigroup, Inc., Series R (b)	6.13%	(c)	1,326,563
500,000	Citizens Financial Group, Inc. (b)	5.50%	(c)	514,850
2,500,000	CoBank ACB, Series I (b)	6.25%	(c)	2,732,955
1,000,000	Commerzbank AG	8.13%	09/19/23	1,193,782
1,000,000	Cooperatieve Rabobank UA (b) (f)	11.00%	(c)	1,107,500
753,000	Cooperatieve Rabobank UA (b)	11.00%	(c)	833,948
2,000,000	Credit Agricole S.A. (b) (f) (h)	7.88%	(c)	2,276,070
3,485,000	Credit Agricole S.A. (b) (f) (h)	8.13%	(c)	4,180,738
2,000,000	Credit Agricole S.A. (b)	8.38%	(c)	2,175,000
1,000,000	Danske Bank A.S. (b) (h)	6.13%	(c)	1,064,210
2,444,000	HSBC Holdings PLC (b) (h)	6.38%	(c)	2,624,245
1,000,000	ING Groep N.V. (b) (h)	6.50%	(c)	1,080,000
3,000,000	ING Groep N.V. (b) (h)	6.88%	(c)	3,258,831
2,954,000	Intesa Sanpaolo S.p.A. (b) (f) (h)	7.70%	(c)	3,301,095
2,000,000	JPMorgan Chase & Co., Series I (b)	7.90%	(c)	2,030,000
500,000	JPMorgan Chase & Co., Series S (b)	6.75%	(c)	559,375
1,000,000	Lloyds Bank PLC (b) (f)	12.00%	(c)	1,337,187
1,500,000	Lloyds Banking Group PLC (b) (h)	7.50%	(c)	1,696,875
640,000	Nordea Bank AB (b) (h)	6.13%	(c)	689,152
1,046,000	Royal Bank of Scotland Group PLC (b) (h)	7.50%	(c)	1,110,068
2,700,000	Royal Bank of Scotland Group PLC (b) (h)	8.00%	(c)	3,096,576
3,250,000	Royal Bank of Scotland Group PLC (b) (h)	8.63%	(c)	3,635,937
2,500,000	Societe Generale S.A. (b) (f) (h)	7.38%	(c)	2,703,125
2,250,000	Societe Generale S.A. (b) (f) (h)	7.88%	(c)	2,548,125
1,500,000	Standard Chartered PLC (b) (f) (h)	7.50%	(c)	1,620,000
2,250,000	Standard Chartered PLC (b) (f) (h)	7.75%	(c)	2,480,625
2,400,000	UniCredit S.p.A. (b) (h)	8.00%	(c)	2,671,685
2,000,000	UniCredit S.p.A. (b) (f)	5.86%	06/19/32	2,136,428
4,000,000	Wells Fargo & Co., Series K (b)	7.98%	(c)	4,049,640
1,500,000	Wells Fargo & Co., Series U (b)	5.88%	(c)	1,633,425
4,000,000	Zions Bancorporation, Series J (b)	7.20%	(c)	4,490,000

				93,808,886

	Capital Markets – 3.8%
2,750,000	Credit Suisse Group AG (b) (f) (h)	7.50%	(c)	3,134,780
2,000,000	E*Trade Financial Corp., Series A (b)	5.88%	(c)	2,100,000
1,000,000	Goldman Sachs Group, Inc., Series M (b)	5.38%	(c)	1,033,750
1,298,000	Natixis S.A. (b)	10.00%	(c)	1,319,404
1,000,000	UBS Group AG (b) (h)	6.88%	(c)	1,114,923
1,000,000	UBS Group AG (b) (h)	7.13%	(c)	1,055,373

				9,758,230

	Diversified Financial Services – 0.4%
1,000,000	Voya Financial, Inc. (b)	5.65%	05/15/53	1,065,000

	Diversified Telecommunication Services – 0.4%
1,000,000	Koninklijke KPN N.V. (b)	7.00%	03/28/73	1,128,750

	Electric Utilities – 4.1%
3,500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	3,972,500
4,000,000	Enel S.p.A. (b) (f)	8.75%	09/24/73	4,965,000

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)

	Electric Utilities (Continued)
$ 1,000,000	Southern (The) Co., Series B (b)	5.50%	03/15/57	$1,051,261
500,000	Southern California Edison Co., Series E (b)	6.25%	(c)	536,875

				10,525,636

	Energy Equipment & Services – 1.1%
2,500,000	Transcanada Trust, Series 16-A (b)	5.88%	08/15/76	2,728,750

	Food Products – 3.8%
1,300,000	Dairy Farmers of America, Inc. (g)	7.13%	(c)	1,436,500
3,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	3,420,000
1,200,000	Land O’Lakes, Inc. (f)	7.25%	(c)	1,338,000
3,000,000	Land O’Lakes, Inc. (f)	8.00%	(c)	3,420,000

				9,614,500

	Independent Power and Renewable Electricity Producers – 0.6%
1,575,000	AES Gener S.A. (b)	8.38%	12/18/73	1,634,456

	Insurance – 15.7%
1,000,000	AG Insurance S.A. (b)	6.75%	(c)	1,040,348
4,200,000	Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. (b)	8.25%	(c)	4,328,642
200,000	Asahi Mutual Life Insurance Co. (b)	7.25%	(c)	216,072
1,515,000	Assured Guaranty Municipal Holdings, Inc. (b) (f)	6.40%	12/15/66	1,507,425
4,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (a) (f)	4.71%	(c)	4,028,250
1,000,000	CNP Assurances (b)	6.88%	(c)	1,050,725
2,500,000	CNP Assurances (b)	7.50%	(c)	2,577,388
1,000,000	Fortegra Financial Corp. (b) (g)	8.50%	10/15/57	1,005,000
3,300,000	Friends Life Holdings PLC (b)	7.88%	(c)	3,429,937
1,000,000	Fukoku Mutual Life Insurance Co. (b)	6.50%	(c)	1,127,980
2,500,000	La Mondiale SAM (b)	7.63%	(c)	2,633,225
2,663,000	Liberty Mutual Group, Inc. (f)	7.80%	03/15/37	3,375,352
3,285,000	Liberty Mutual Group, Inc. (b)	10.75%	06/15/58	5,247,787
730,000	MetLife, Inc. (f)	9.25%	04/08/38	1,074,013
977,000	Mitsui Sumitomo Insurance Co., Ltd. (b) (f)	7.00%	03/15/72	1,100,346
1,000,000	Prudential Financial, Inc. (b)	5.63%	06/15/43	1,088,950
2,000,000	QBE Insurance Group, Ltd. (b) (f)	7.50%	11/24/43	2,307,500
2,500,000	QBE Insurance Group, Ltd. (b)	6.75%	12/02/44	2,820,000

				39,958,940

	Metals & Mining – 0.4%
500,000	BHP Billiton Finance USA Ltd. (b) (f)	6.25%	10/19/75	538,375
500,000	BHP Billiton Finance USA Ltd. (b) (f)	6.75%	10/19/75	583,500

				1,121,875

	Oil, Gas & Consumable Fuels – 5.0%
1,180,000	Andeavor Logistics L.P., Series A (b)	6.88%	(c)	1,222,262
900,000	DCP Midstream L.P., Series A (b)	7.38%	(c)	927,000
4,231,400	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (a)	5.49%	10/01/37	4,247,268
1,100,000	Enbridge, Inc. (b)	5.50%	07/15/77	1,102,827
500,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	527,500
2,661,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (a)	4.39%	11/01/66	2,394,900
900,000	Energy Transfer Partners L.P., Series B (b)	6.63%	(c)	901,620
1,500,000	Enterprise Products Operating LLC, Series A, 3 Mo. LIBOR + 3.71% (a)	5.08%	08/01/66	1,504,125

				12,827,502

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)

	Transportation Infrastructure – 1.6%
$ 3,720,000	AerCap Global Aviation Trust (b) (f)	6.50%	06/15/45	$4,073,400

	Total Capital Preferred Securities			190,729,925

	(Cost $184,723,312)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%

	Insurance – 0.4%
1,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	974,974

	(Cost $995,380)

	Total Investments – 98.3%			250,966,148
	(Cost $244,730,045) (i)
	Net Other Assets and Liabilities – 1.7%			4,262,269

	Net Assets – 100.0%			$255,228,417

(a)	Floating or variable rate security.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Perpetual maturity.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC (“Stonebridge”), the Fund’s sub-advisor.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $65,744,829 or 25.8% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2018, securities noted as such amounted to $61,251,841 or 24.0% of net assets. Of these securities, 2.7% originated in emerging markets, and 97.3% originated in foreign markets.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,432,677 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,196,574. The net unrealized appreciation was $6,236,103.

LIBOR    London Interbank Offered Rate

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$4,759,900	$3,191,150	$1,568,750	$ —
Multi-Utilities	1,748,500	670,500	1,078,000	—
Other industry categories*	35,137,764	35,137,764	—	—
Total $25 Par Preferred Securities	41,646,164	38,999,414	2,646,750	—
$100 Par Preferred Securities:
Banks	6,775,625	—	6,775,625	—
Consumer Finance	350,533	350,533	—	—
Total $100 Par Preferred Securities	7,126,158	350,533	6,775,625	—
$1,000 Par Preferred Securities*	10,488,927	—	10,488,927	—
Capital Preferred Securities*	190,729,925	—	190,729,925	—
Corporate Bonds and Notes*	974,974	—	974,974	—
Total Investments	$250,966,148	$39,349,947	$211,616,201	$ —

*	See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund

January 31, 2018 (Unaudited)

1. Organization

First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified, open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:

1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Portfolio of Investments (Continued)

First Trust Preferred Securities and Income Fund

January 31, 2018 (Unaudited)

conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1) the value of similar foreign securities traded on other foreign markets;

2) ADR trading of similar securities;

3) closed-end fund trading of similar securities;

4) foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6) factors relating to the event that precipitated the pricing problem;

7) whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

o	Quoted prices for similar investments in active markets.

o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Portfolio of Investments (Continued)

First Trust Preferred Securities and Income Fund

January 31, 2018 (Unaudited)

o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Restricted Securities

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2018, the Fund held restricted securities as shown in the following table that Stonebridge Advisors, LLC, the sub-advisor, has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Security	Acquisition Date	Principal Values/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Compeer Financial ACA, 6.75%	7/31/15	500	$1,093.06	$526,250	$546,531	0.21%
Dairy Farmers of America, Inc., 7.13%	9/15/16-10/4/16	$1,300,000	110.50	1,316,875	1,436,500	0.56
Farm Credit Bank Of Texas, 6.75%	12/8/15-12/18/15	5,500	109.00	568,000	599,500	0.24
Farm Credit Bank Of Texas, Series 1, 10.00%	3/24/14-4/7/16	4,000	1,180.00	4,978,559	4,720,000	1.85
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$1,000,000	100.50	1,000,000	1,005,000	0.39
Kinder Morgan GP, Inc., 5.33%, 08/18/57	6/21/17	500	938.68	457,500	469,341	0.19
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14-3/20/15	$3,000,000	114.00	3,077,361	3,420,000	1.34
Sovereign Real Estate Investment Trust, 12.00%	2/5/15-3/22/16	1,261	1,255.00	1,657,802	1,582,555	0.62

				$13,582,347	$13,779,427	5.40%

First Trust/Confluence Small Cap Value Fund

Portfolio of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 91.0%
	Air Freight & Logistics – 3.5%
10,022	Forward Air Corp.	$608,436

	Banks – 6.6%
7,934	Bank of Marin Bancorp.	545,066
21,369	Veritex Holdings, Inc. (a)	609,230

		1,154,296

	Beverages – 4.6%
4,272	Boston Beer (The) Co., Inc., Class A (a)	811,039

	Capital Markets – 3.8%
6,892	Morningstar, Inc.	662,459

	Chemicals – 3.6%
13,690	Innophos Holdings, Inc.	633,436

	Electrical Equipment – 5.9%
10,306	Allied Motion Technologies, Inc.	359,164
29,638	Thermon Group Holdings, Inc. (a)	687,009

		1,046,173

	Electronic Equipment, Instruments & Components – 3.3%
11,204	MTS Systems Corp.	580,927

	Food Products – 3.9%
13,891	Snyder’s-Lance, Inc.	694,272

	Health Care Equipment & Supplies – 8.9%
13,364	Halyard Health, Inc. (a)	652,297
15,769	Natus Medical, Inc. (a)	489,627
10,221	Varex Imaging Corp. (a)	434,086

		1,576,010

	Health Care Providers & Services – 2.4%
11,555	Patterson Cos., Inc.	414,709

	Hotels, Restaurants & Leisure – 3.1%
45,153	Potbelly Corp. (a)	546,351

	Industrial Conglomerates – 2.9%
13,405	Raven Industries, Inc.	516,763

	Insurance – 2.9%
9,745	Brown & Brown, Inc.	511,418

	IT Services – 4.8%
1,272	Gartner, Inc. (a)	176,477
11,676	Luxoft Holding, Inc. (a)	671,954

		848,431

Shares	Description	Value
	Life Sciences Tools & Services – 4.4%
3,527	Bio-Techne Corp.	$494,803
5,120	Cambrex Corp. (a)	288,512

		783,315

	Machinery – 9.0%
3,833	Franklin Electric Co., Inc.	173,635
11,250	Graco, Inc.	526,500
3,436	John Bean Technologies Corp.	390,845
3,976	RBC Bearings, Inc. (a)	500,976

		1,591,956

	Professional Services – 0.9%
2,198	Exponent, Inc.	162,982

	Real Estate Management & Development – 6.3%
10,893	RE/MAX Holdings, Inc., Class A	537,569
8,949	RMR Group (The), Inc., Class A	579,448

		1,117,017

	Software – 3.7%
26,964	Monotype Imaging Holdings, Inc.	645,788

	Textiles, Apparel & Luxury Goods – 6.5%
17,398	Culp, Inc.	553,256
19,174	Movado Group, Inc.	586,725

		1,139,981

	Total Common Stocks	16,045,759

	(Cost $13,168,617)
REAL ESTATE INVESTMENT TRUSTS – 3.6%
	Equity Real Estate Investment Trusts – 3.6%
19,288	Rayonier, Inc.	626,088

	(Cost $532,385)
	Total Investments – 94.6%	16,671,847
	(Cost $13,701,002) (b)
	Net Other Assets and Liabilities – 5.4%	957,629

	Net Assets – 100.0%	$17,629,476

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,187,956 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $217,111. The net unrealized appreciation was $2,970,845.

See Notes to Portfolio of Investments

First Trust/Confluence Small Cap Value Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$16,045,759	$16,045,759	$ —	$ —
Real Estate Investment Trusts*	626,088	626,088	—	—

Total Investments	$16,671,847	$16,671,847	$ —	$ —

*  See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

  Notes to Portfolio of Investments

First Trust/Confluence Small Cap Value Fund

January 31, 2018 (Unaudited)

1. Organization

First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;

2)	the size of the holding;

3)	the initial cost of the security;

4)	transactions in comparable securities;

5)	price quotes from dealers and/or third-party pricing services;

6)	relationships among various securities;

  Notes to Portfolio of Investments (Continued)

First Trust/Confluence Small Cap Value Fund

January 31, 2018 (Unaudited)

7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8)	an analysis of the issuer’s financial statements; and

9)	the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

o	Quoted prices for similar investments in active markets.

o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Short Duration High Income Fund

Portfolio of Investments

January 31, 2018 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 62.3%

	Aerospace & Defense – 0.3%
$ 334,373	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.32%	06/09/23	$337,222
174,438	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.44%	06/09/23	175,924

				513,146

	Alternative Carriers – 0.5%
1,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.70%	02/22/24	1,004,170

	Application Software – 4.1%
925,828	CCC Information Resources, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.58%	03/31/24	931,041
75,308	Crown Holdings, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.58%	01/19/25	76,143
366,155	Hyland Software, Term 3 Loans, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.82%	07/01/22	368,444
591,801	Informatica Corp. (Ithacalux S.A.R.L), Term Loan B, 2 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	08/06/22	594,653
2,056,466	JDA Software Group (RP Crown Parent, Inc.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.57%	10/12/23	2,068,887
902,897	Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.90%	11/01/23	911,411
188,479	LANDesk Software, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.83%	01/18/24	183,578
60,190	Micro Focus International (MA Finance LLC), MA Finance TLB3, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.32%	04/18/24	60,466
406,477	Micro Focus International (MA Finance LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.32%	04/18/24	408,339
169,950	Mitchell International, Inc., Delayed Draw Term Loan (c)	0.00% (d)	11/30/24	170,673
2,107,383	Mitchell International, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	11/30/24	2,116,339
341,143	Qlik Technologies (Project Alpha Intermediate Holdings, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.04%	04/26/24	333,467

				8,223,441

	Asset Management & Custody Banks – 0.8%
358,200	First Eagle Investment Management, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.69%	12/01/22	362,527
119,734	Guggenheim Partners Investment Management Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.32%	07/22/23	120,283
1,059,144	Victory Capital Holdings (VCH Holdings LLC), Initial Term Loan, 1 Mo. LIBOR + 5.25%, 1.00% Floor	6.82%	10/31/21	1,063,560

				1,546,370

	Auto Parts & Equipment – 0.4%
398,759	Gates Global LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.44%	03/31/24	401,603
389,727	Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.31%	03/06/24	391,188

				792,791

	Broadcasting – 0.1%
44,109	Cumulus Media Holdings, Inc.,, Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor (e)	4.83%	12/23/20	37,858
251,255	Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.57%	01/27/24	251,569

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Broadcasting (Continued)
$ 20,159	Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.57%	12/27/20	$20,172

				309,599

	Building Products – 1.2%
86,913	Beacon Roofing Supply, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.82%	01/02/25	87,549
2,250,874	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.32%	11/15/23	2,261,611

				2,349,160

	Cable & Satellite – 0.3%
380,357	Cablevision Systems Corp. (CSC Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.14%	01/31/26	382,974
130,000	Virgin Media Finance PLC, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.06%	01/31/26	130,723

				513,697

	Casinos & Gaming – 6.1%
89,063	Amaya Holdings B.V., 2nd Lien TL, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.69%	07/31/22	89,374
4,628,709	Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.19%	08/01/21	4,661,989
336	Aristrocrat Technologies, Incremental 2024 Term Loan, 2 Mo. LIBOR + 2.00%, 0.00% Floor	3.63%	09/30/24	338
134,064	Aristrocrat Technologies, Incremental 2024 Term Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.74%	09/30/24	135,013
4,400,000	Caesars Resorts Collection, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.32%	09/28/24	4,451,172
740,249	Golden Nugget, Term Loan B, 2 Mo. LIBOR + 3.25%, 0.75% Floor	4.86%-4.90%	10/04/23	748,503
181,818	MGM Resorts International, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	04/25/23	183,084
259,000	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.15%	01/19/24	260,134
1,556,886	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.81%	12/31/24	1,568,392

				12,097,999

	Coal & Consumable Fuels – 0.2%
231,894	Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.82%	03/07/24	233,633
126,759	Peabody Energy Corp., Term Loan, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.07%	03/31/22	128,397

				362,030

	Commercial Printing – 0.2%
379,618	Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.82%	11/01/24	381,755

	Diversified Chemicals – 0.1%
184,211	Ineos US Finance LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.57%	03/31/24	185,017

	Diversified Support Services – 1.0%
1,718,858	Brickman Group Holdings, Inc, Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.56%-4.57%	12/18/20	1,729,601

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Diversified Support Services (Continued)
$ 179,640	Brickman Group Holdings, Inc, Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 1.00% Floor	8.06%	12/18/21	$180,718

				1,910,319

	Electric Utilities – 3.6%
750,750	Dayton Power & Light Co., Term Loan B, 2 Mo. LIBOR + 2.00%, 0.75% Floor	3.58%	08/24/22	754,188
6,433,620	Energy Future Intermediate Holding Co., DIP Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.56%-4.57%	06/28/18	6,455,430

				7,209,618

	Environmental & Facilities Services – 0.3%
682,443	WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.69%	12/31/24	688,844

	Food Distributors – 0.3%
625	TKC Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 4.25%, 1.00% Floor	5.91%	01/31/23	632
247,500	TKC Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.03%	01/31/23	250,284
295,500	US Foods, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.00% Floor	3.85%	06/27/23	298,331

				549,247

	Food Retail – 1.5%
951,999	Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.67%	12/21/22	946,154
2,055,922	Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.46%	06/22/23	2,041,572

				2,987,726

	Health Care Equipment – 0.4%
318,841	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.82%	06/08/20	314,855
324,659	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	06/08/20	320,601
99,500	Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	01/31/24	99,575

				735,031

	Health Care Facilities – 2.1%
197,503	Acadia Healthcare Co., Inc., Term Loan B1, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.32%	02/11/22	199,026
120,563	Acadia Healthcare Co., Inc., Term Loan B2, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.31%	02/16/23	121,492
2,017,808	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.48%	01/27/21	1,978,602
209,466	CHS/Community Health Systems, Inc., Term Loan G, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.23%	12/06/19	206,586
508,777	Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 2 Mo. LIBOR + 2.75%, 1.00% Floor	4.53%	06/01/22	513,228
866,593	Kindred Healthcare, Inc., New Term Loan, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.25%	04/09/21	868,760
237,453	National Veterinary Associates (NVA Holdings, Inc.), Term Loan B3, 4 Mo. LIBOR + 2.75, 1.00% Floor	4.41%	01/29/25	237,900

				4,125,594

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Health Care Services – 5.5%
$ 944,072	21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	7.86%	01/16/23	$908,669
62,400	Air Medical Group Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.92%	09/30/24	63,133
98,501	Air Medical Group Holdings, Inc., Term Loan B1, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.67%	04/28/22	99,289
820,619	Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.19%	04/30/24	824,722
1,054	CHG Healthcare Services, Inc, Term Loan B, 2 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	06/07/23	1,065
419,409	CHG Healthcare Services, Inc, Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.77%	06/07/23	423,918
1,104,437	Curo Health Services Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.41%	02/05/22	1,108,579
1,124,462	DuPage Medical Group, Initial Term Loans, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.42%	08/10/24	1,125,868
621,001	Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.58%	12/01/23	623,069
197,505	ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.82%	07/27/23	198,903
1,290,606	Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.75%	07/01/21	1,122,828
1,026,000	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.83%	06/30/24	1,026,852
2,036,188	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.32%	02/06/24	1,995,464
1,517,146	U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.94%	12/30/22	1,517,616

				11,039,975

	Household Appliances – 0.2%
344,899	Traeger Grills, Closing Date Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.69%	09/25/24	348,778
54,237	Traeger Grills, Delayed Draw Term Loan (c)	5.00% (d)	09/25/24	54,848

				403,626

	Human Resource & Employment Services – 0.2%
426,429	Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.57%	05/01/24	428,296

	Hypermarkets & Super Centers – 1.7%
3,060,065	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, 2 Mo. LIBOR + 3.75%, 1.00% Floor	4.95%	01/31/24	3,057,984
363,261	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 2 Mo. LIBOR + 7.50%, 1.00% Floor	8.95%	01/26/25	364,035

				3,422,019

	Insurance Brokers – 1.3%
680,000	Amwins Group LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.30%-4.32%	01/31/24	684,250
752,006	National Financial Partners Corp., Term Loan B, 4 Mo. LIBOR + 3.00%, 0.00% Floor	4.57%	01/06/24	759,759
1,065,900	USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.69%	05/15/24	1,070,430

				2,514,439

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Integrated Telecommunication Services – 1.9%
$ 2,699,337	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.32%	01/31/25	$2,657,173
1,114,086	Numericable U.S. LLC (Altice France S.A.), Term Loan B12, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.72%	01/06/26	1,071,383

				3,728,556

	Leisure Facilities – 1.9%
2,456,004	ClubCorp Club Operations, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	08/31/24	2,473,270
1,112,469	Planet Fitness Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.57%	03/31/21	1,123,594
259,042	Planet Fitness Holdings LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.69%	03/31/21	261,632

				3,858,496

	Life Sciences Tools & Services – 1.7%
254,514	Immucor, Inc., Term Loan (First Lien), 2 Mo. LIBOR + 5.00%, 1.00% Floor	6.65%	06/27/21	259,286
1,045,417	Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.), Initial Term Loan, 3 Mo. LIBOR + 3.75%, 1.00% Floor	5.44%	06/30/21	1,054,240
83,790	Parexel (West Street Merger), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.32%	08/31/24	84,397
458,929	Pharmaceutical Product Development, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.32%	08/18/22	462,027
508,271	Pharmaceutical Product Development, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	08/18/22	511,702
1,001,287	Sterigenics International (STHI Intermediate Holding Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.57%	05/15/22	1,003,791

				3,375,443

	Managed Health Care – 1.2%
868,000	Davis Vision/Superior Vision (Wink Holdco), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.49%	11/02/24	877,765
1,417,880	MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.69%	06/07/23	1,427,409

				2,305,174

	Metal & Glass Containers – 0.5%
610,999	Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.82%	10/01/21	615,838
362,901	Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.95%	10/01/21	365,775

				981,613

	Movies & Entertainment – 0.2%
445,500	Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.06%	02/15/24	451,069

	Oil & Gas Exploration & Production – 0.1%
377,825	American Energy Marcellus Holdings LLC (Ascent Resources - Marcellus LLC), Initial Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor (f)	5.71%	08/04/20	247,476

	Other Diversified Financial Services – 1.2%
1,476,206	Duff & Phelps Corp., Restatement Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	12/05/24	1,490,052

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Other Diversified Financial Services (Continued)
$ 179,550	iPayment, Inc., Term Loan B, 6 Mo. LIBOR + 5.00%, 1.00% Floor	6.62%	04/11/23	$181,794
788,000	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.82%	07/01/23	796,700

				2,468,546

	Packaged Foods & Meats – 0.7%
501,335	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.82%	08/03/22	504,468
903,657	Post Holdings, Inc., Series A Incremental Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.82%	05/30/24	908,926

				1,413,394

	Paper Packaging – 1.7%
3,461,316	Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.32%	02/05/23	3,486,479

	Pharmaceuticals – 5.3%
330,206	Akorn, Inc., Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.88%	04/16/21	330,619
1,632,550	Amneal Pharmaceuticals LLC, Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.19%	11/01/19	1,640,206
1,119,399	Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	3.82%	05/20/24	1,126,217
1,353,796	Concordia Healthcare Corp., Initial Dollar Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor (e)	5.82%	10/21/21	1,164,264
1,979,057	Endo Pharmaceuticals Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.88%	04/29/24	1,980,046
333,333	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.72%	01/19/25	335,313
2,172,607	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.81%	03/29/24	2,191,617
1,731,533	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.06%	04/01/22	1,757,299

				10,525,581

	Real Estate Services – 0.0%
95,630	DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.73%-5.02%	11/04/21	95,577

	Research & Consulting Services – 2.0%
1,480,485	Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.82%	09/26/21	1,284,736
2,879	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 2 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	07/23/21	2,843
1,111,034	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.02%	07/23/21	1,097,145
1,687,250	Information Resources, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.81%	01/18/24	1,696,952

				4,081,676

	Restaurants – 1.9%
152,400	IRB Holding Corporation (Arby’s), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.83%	01/18/25	154,401
1,000,000	Portillo’s Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	9.69%	08/15/22	1,007,500
2,568,538	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.19%	08/02/21	2,591,013

				3,752,914

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Retail REITs – 0.6%
$ 1,134,594	Capital Automotive LLC, 2nd Lien Term Loan, 1 Mo. LIBOR + 6.00%, 1.00% Floor	7.57%	03/15/25	$1,157,286

	Security & Alarm Services – 0.3%
537,316	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.97%	05/26/24	541,792

	Specialized Consumer Services – 0.8%
1,076,717	Asurion LLC, Replacement TL B-5, 1 Mo LIBOR + 3.00%, 0.00% Floor	4.57%	11/03/23	1,084,792
250,000	Asurion LLC, Term Loan 2nd Lien 2017, 1 Mo. LIBOR + 6.00%, 0.00% Floor	7.57%	07/31/25	257,812
274,055	Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.32%	08/04/22	276,026

				1,618,630

	Specialized Finance – 1.4%
2,783,987	AlixPartners LLP, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.44%	04/04/24	2,803,308

	Specialty Chemicals – 0.2%
390,000	H.B. Fuller, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.81%	10/31/24	392,871
75,432	Platform Specialty Products Corp. (fka: Macdermid, Inc.), Term Loan B6, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.57%	06/07/23	75,966

				468,837

	Specialty Stores – 0.8%
491,762	Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.70%-4.78%	08/19/22	494,496
189,589	Party City Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.75% Floor	4.58%	08/19/22	190,643
1,298,178	Toys “R” US-Delaware, Inc., Term B-2 Loan, Prime Rate + 2.75%, 1.50% Floor (e)	7.25%	05/25/18	434,890
166,667	Toys “R” US-Delaware, Inc., Term B-3 Loan, Prime Rate + 2.75%, 1.50% Floor (e)	7.25%	05/25/18	55,833
745,923	Toys “R” US-Delaware, Inc., Term B-4 Loan, Prime Rate + 8.75%, 1.00% Floor (e)	12.25%	04/25/20	372,693

				1,548,555

	Systems Software – 5.5%
341,544	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	09/13/24	344,912
234,945	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.69%	09/13/25	243,022
840,071	Avast Software B.V. (Sybil Software LLC), Refinancing Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	09/30/23	845,203
4,748,364	BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.82%	09/10/22	4,772,106
2,406,908	Compuware Corp., Term Loan B, 2 Mo. LIBOR + 4.25%, 1.00% Floor	5.90%	12/15/21	2,417,450
770,336	Misys Financial Software Ltd. (Almonde, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.98%	05/15/24	774,265
247,584	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.83%	04/24/22	244,524

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Systems Software (Continued)
$ 1,266,543	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.82%	06/30/23	$1,279,525

				10,921,007

	Total Senior Floating-Rate Loan Interests			124,125,318

	(Cost $125,493,098)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 23.2%

	Agricultural Products – 0.1%
150,000	Lamb Weston Holdings, Inc. (g)	4.63%	11/01/24	153,000

	Application Software – 0.1%
198,000	RP Crown Parent LLC (g)	7.38%	10/15/24	208,643

	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (g)	5.13%	06/01/25	157,325

	Broadcasting – 1.7%
2,000,000	Nexstar Broadcasting, Inc. (g)	5.63%	08/01/24	2,072,500
1,000,000	Sinclair Television Group, Inc. (g)	5.63%	08/01/24	1,032,500
264,000	Sinclair Television Group, Inc. (g)	5.88%	03/15/26	274,890
51,000	Sinclair Television Group, Inc. (g)	5.13%	02/15/27	50,872

				3,430,762

	Building Products – 0.4%
500,000	Cemex Finance LLC (g)	6.00%	04/01/24	526,500
176,000	Standard Industries, Inc. (g)	5.00%	02/15/27	179,080

				705,580

	Cable & Satellite – 0.9%
1,553,000	Altice US Finance I Corp. (g)	5.50%	05/15/26	1,591,825
131,000	CSC Holdings LLC (g)	5.50%	04/15/27	132,965

				1,724,790

	Casinos & Gaming – 1.3%
387,000	Eldorado Resorts, Inc.	6.00%	04/01/25	405,866
1,000,000	MGM Resorts International	6.00%	03/15/23	1,082,500
459,000	Penn National Gaming, Inc. (g)	5.63%	01/15/27	477,085
669,000	Scientific Games International, Inc. (g)	5.00%	10/15/25	670,672

				2,636,123

	Computer & Electronics Retail – 0.1%
100,000	Energizer Holdings, Inc. (g)	5.50%	06/15/25	102,750

	Construction Materials – 0.0%
16,000	Summit Materials LLC/Summit Materials Finance Corp. (g)	5.13%	06/01/25	16,340

	Consumer Finance – 0.0%
79,000	FirstCash Financial Services, Inc. (g)	5.38%	06/01/24	83,148

	Diversified Real Estate Activities – 0.2%
355,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88%	06/15/24	377,827

	Environmental & Facilities Services – 0.0%
52,000	Wrangler Buyer Corp. (g)	6.00%	10/01/25	53,950

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)

	Food Retail – 0.1%
$ 270,000	Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	5.75%	03/15/25	$242,325

	Health Care Equipment – 1.2%
2,050,000	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. (g)	8.13%	06/15/21	1,988,500
300,000	Hill-Rom Holdings, Inc. (g)	5.75%	09/01/23	313,875
105,000	Hologic, Inc. (g)	4.38%	10/15/25	105,262
71,000	Teleflex, Inc.	4.63%	11/15/27	71,000

				2,478,637

	Health Care Facilities – 4.9%
750,000	Encompass Health Corp.	5.75%	11/01/24	767,813
375,000	HCA, Inc.	5.38%	02/01/25	383,906
1,250,000	Kindred Healthcare, Inc.	8.00%	01/15/20	1,339,844
500,000	Kindred Healthcare, Inc.	6.38%	04/15/22	509,375
1,500,000	Select Medical Corp.	6.38%	06/01/21	1,539,375
500,000	Tenet Healthcare Corp.	6.75%	02/01/20	512,500
1,231,000	Tenet Healthcare Corp. (g)	7.50%	01/01/22	1,307,260
3,339,000	Tenet Healthcare Corp.	8.13%	04/01/22	3,457,969

				9,818,042

	Health Care Services – 0.6%
487,000	DaVita, Inc.	5.00%	05/01/25	486,391
600,000	Envision Healthcare Corp.	5.63%	07/15/22	613,500

				1,099,891

	Health Care Technology – 0.6%
1,170,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (g)	5.75%	03/01/25	1,194,862

	Hotels, Resorts & Cruise Lines – 0.1%
160,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.63%	04/01/25	161,501

	Independent Power Producers & Energy Traders – 0.0%
62,000	Calpine Corp.	5.50%	02/01/24	59,133

	Industrial Machinery – 0.1%
142,000	SPX Flow, Inc. (g)	5.63%	08/15/24	148,035
142,000	SPX Flow, Inc. (g)	5.88%	08/15/26	149,455

				297,490

	Integrated Telecommunication Services – 0.8%
1,000,000	Frontier Communications Corp.	8.13%	10/01/18	1,022,500
498,000	Zayo Group LLC/Zayo Capital, Inc. (g)	5.75%	01/15/27	507,362

				1,529,862

	Investment Banking & Brokerage – 0.5%
1,050,000	LPL Holdings, Inc. (g)	5.75%	09/15/25	1,073,625

	IT Consulting & Other Services – 0.1%
176,000	Gartner, Inc. (g)	5.13%	04/01/25	183,480

	Leisure Facilities – 1.1%
2,250,000	Constellation Merger Sub, Inc. (g)	8.50%	09/15/25	2,205,000

	Life Sciences Tools & Services – 1.3%
151,000	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (g)	7.50%	10/01/24	164,590

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)

	Life Sciences Tools & Services (Continued)
$ 900,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC (g)	6.38%	08/01/23	$933,750
1,150,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A. (g)	6.63%	05/15/22	1,155,750
200,000	Quintiles IMS, Inc. (g)	5.00%	10/15/26	204,500
75,000	West Street Merger Sub, Inc. (g)	6.38%	09/01/25	76,125

				2,534,715

	Managed Health Care – 0.8%
100,000	Centene Corp.	5.63%	02/15/21	103,063
100,000	Centene Corp.	6.13%	02/15/24	106,500
1,000,000	MPH Acquisition Holdings LLC (g)	7.13%	06/01/24	1,076,250
282,000	Polaris Intermediate Corp. (g) (h)	8.50%	12/01/22	294,337

				1,580,150

	Metal & Glass Containers – 0.1%
100,000	Owens-Brockway Glass Container, Inc. (g)	5.88%	08/15/23	106,438

	Movies & Entertainment – 0.7%
1,355,000	AMC Entertainment Holdings, Inc.	5.75%	06/15/25	1,326,206
125,000	Cinemark USA, Inc.	4.88%	06/01/23	127,188

				1,453,394

	Oil & Gas Exploration & Production – 1.1%
200,000	Murphy Oil Corp.	6.88%	08/15/24	214,132
625,000	Sanchez Energy Corp.	6.13%	01/15/23	548,438
1,379,000	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. (g)	5.50%	09/15/24	1,416,922

				2,179,492

	Oil & Gas Refining & Marketing – 0.0%
75,000	Murphy Oil USA, Inc.	5.63%	05/01/27	77,719

	Oil & Gas Storage & Transportation – 0.3%
500,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.	5.75%	04/01/25	518,125
151,000	Holly Energy Partners LP/Holly Energy Finance Corp. (g)	6.00%	08/01/24	158,550

				676,675

	Packaged Foods & Meats – 0.2%
390,000	B&G Foods, Inc.	5.25%	04/01/25	391,462

	Pharmaceuticals – 1.1%
152,000	Eagle Holdings Co. II LLC (g) (i)	7.63%	05/15/22	155,230
2,335,000	Endo Finance LLC & Endo Finco, Inc. (g)	7.25%	01/15/22	2,043,125

				2,198,355

	Restaurants – 0.0%
66,000	IRB Holding Corp. (g)	6.75%	02/15/26	66,990

	Security & Alarm Services – 0.0%
15,000	Brink’s (The) Co. (g)	4.63%	10/15/27	14,625

	Specialty Chemicals – 0.1%
100,000	Valvoline, Inc.	5.50%	07/15/24	105,500

	Systems Software – 0.5%
625,000	BMC Software Finance, Inc. (g)	8.13%	07/15/21	628,906
345,000	BMC Software, Inc.	7.25%	06/01/18	349,847

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)

	Systems Software (Continued)
$ 16,000	Symantec Corp. (g)	5.00%	04/15/25	$16,357

				995,110

	Technology Hardware, Storage & Peripherals – 0.3%
500,000	Dell International LLC/EMC Corp. (g)	7.13%	06/15/24	546,741

	Trading Companies & Distributors – 0.1%
250,000	Ashtead Capital, Inc. (g)	4.13%	08/15/25	247,813

	Trucking – 0.4%
600,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (g)	5.13%	06/01/22	605,250
125,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50%	04/01/23	126,406

				731,656

	Wireless Telecommunication Services – 1.2%
38,000	SBA Communications Corp. (g)	4.00%	10/01/22	37,620
320,000	SBA Communications Corp.	4.88%	09/01/24	319,200
501,000	Sprint Communications, Inc. (g)	9.00%	11/15/18	524,171
500,000	Sprint Communications, Inc.	7.00%	08/15/20	528,961
200,000	T-Mobile USA, Inc.	6.00%	03/01/23	209,830
200,000	T-Mobile USA, Inc.	6.63%	04/01/23	208,360
170,000	T-Mobile USA, Inc.	5.13%	04/15/25	175,950
67,000	T-Mobile USA, Inc.	4.50%	02/01/26	67,419
299,000	T-Mobile USA, Inc.	4.75%	02/01/28	300,495

				2,372,006

	Total Corporate Bonds and Notes			46,272,927

	(Cost $45,915,249)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 5.6%

	Aluminum – 0.6%
250,000	Alcoa Nederland Holding B.V. (USD) (g)	6.75%	09/30/24	274,062
780,000	Alcoa Nederland Holding B.V. (USD) (g)	7.00%	09/30/26	868,530

				1,142,592

	Automobile Manufacturers – 0.3%
500,000	Fiat Chrysler Automobiles N.V. (USD)	5.25%	04/15/23	530,250

	Cable & Satellite – 0.3%
250,000	Virgin Media Finance PLC (USD) (g)	6.00%	10/15/24	256,563
351,000	Ziggo Secured Finance B.V. (USD) (g)	5.50%	01/15/27	349,245

				605,808

	Casinos & Gaming – 0.2%
327,000	Melcro Resorts Finance Ltd. (USD) (g)	4.88%	06/06/25	327,500

	Packaged Foods & Meats – 0.3%
410,000	JBS USA LUX S.A./JBS USA Finance, Inc. (USD) (g)	8.25%	02/01/20	412,739
224,000	JBS USA LUX S.A./JBS USA Finance, Inc. (USD) (g)	5.88%	07/15/24	225,400

				638,139

	Pharmaceuticals – 3.2%
180,000	Concordia International Corp. (USD) (e) (g)	9.00%	04/01/22	160,650

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)

	Pharmaceuticals (Continued)
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (USD) (g)	5.75%	08/01/22	$922,500
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (USD) (g)	5.63%	10/15/23	215,000
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (USD) (g)	5.50%	04/15/25	207,500
3,553,000	Valeant Pharmaceuticals International, Inc. (USD) (g)	5.38%	03/15/20	3,544,580
1,176,000	Valeant Pharmaceuticals International, Inc. (USD) (g)	6.75%	08/15/21	1,164,240
193,000	Valeant Pharmaceuticals International, Inc. (USD) (g)	5.50%	11/01/25	195,171

				6,409,641

	Research & Consulting Services – 0.1%
80,000	IHS Markit Ltd. (USD) (g)	4.75%	02/15/25	83,400
34,000	IHS Markit Ltd. (USD) (g)	4.00%	03/01/26	33,193
157,000	Nielsen Co. Luxembourg (The) SARL (USD) (g)	5.00%	02/01/25	158,962

				275,555

	Restaurants – 0.6%
1,233,000	1011778 BC ULC/New Red Finance, Inc. (USD) (g)	5.00%	10/15/25	1,240,706

	Total Foreign Corporate Bonds and Notes			11,170,191

	(Cost $11,138,774)

Shares	Description			Value
COMMON STOCKS – 0.2%

	Electric Utilities – 0.2%
14,134	Vistra Energy Corp. (j)			275,613

	(Cost $218,370)

RIGHTS – 0.0%

	Electric Utilities – 0.0%
14,134	Vistra Energy Corp. (j)			10,685
22,964	Vistra Energy Corp. Claim (j) (k) (l)			0

				10,685

	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (j) (k) (l) (m)			0
1	New Millennium Holdco, Inc., Lender Claim Trust (j) (k) (l) (m)			0

				0

	Total Rights			10,685

	(Cost $23,701)

MONEY MARKET FUNDS – 9.9%
19,728,322	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 1.21% (n)			19,728,322

	(Cost $19,728,322)
	Total Investments – 101.2%(o)			201,583,056
	(Cost $202,517,514)
	Net Other Assets and Liabilities – (1.2)%			(2,377,164)

	Net Assets – 100.0%			$199,205,892

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	Delayed Draw Loan (See Note 2C - Unfunded Loan Commitments in the Notes to Financial Statements).
(d)	Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.
(e)	This issuer has filed for protection in federal bankruptcy court.
(f)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $38,074,742 or 19.1% of net assets.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first payment is scheduled for June 1, 2018.
(i)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2017 to January 31, 2018), this security paid all of its interest in cash.
(j)	Non-income producing security.
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(l)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments).
(m)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(n)	Rate shown reflects yield as of January 31, 2018.
(o)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,853,854 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,788,312. The net unrealized depreciation was $934,458.

LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

				Level 2	Level 3
	Total		Level 1	Significant	Significant
	Value at		Quoted	Observable	Unobservable
	1/31/2018		Prices	Inputs	Inputs

Senior Floating-Rate Loan Interests*	$124,125,318		$—	$124,125,318	$ —
Corporate Bonds and Notes*	46,272,927		—	46,272,927	—
Foreign Corporate Bonds and Notes*	11,170,191		—	11,170,191	—
Common Stocks*	275,613		275,613	—	—
Rights:
Electric Utilities	10,685		—	10,685	—**
Life Sciences Tools & Services	—	**	—	—	—**

Total Rights	10,685		—	10,685	—
Money Market Funds	19,728,322		19,728,322	—	—

Total Investments	$201,583,056		$20,003,935	$181,579,121	$ —**

*   See Portfolio of Investments for industry breakout.

** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of pricing services prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

Beginning Balance at October 31, 2017
Rights	$	—*	*
Net Realized Gain (Loss)		—
Net Change in Unrealized
Appreciation/Depreciation		—
Purchases		—
Sales		—
Transfers In		—
Transfers Out		—
Ending Balance at January 31, 2018
Rights		—*	*

Total Level 3 holdings	$	—*	*

** Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust Short Duration High Income Fund

January 31, 2018 (Unaudited)

1. Organization

First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified, open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) and any borrowings of the Fund, by the total number of shares outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

The Senior Floating-Rate Loan interests (“Senior Loans”)(1) held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Commons Stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)

First Trust Short Duration High Income Fund

January 31, 2018 (Unaudited)

4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Corporate bonds, corporate notes, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:

1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of a security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Portfolio of Investments (Continued)

First Trust Short Duration High Income Fund

January 31, 2018 (Unaudited)

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments . At January 31, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than unfunded commitments discussed below).

C. Unfunded Loan Commitments

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had unfunded delayed draw loan commitments, which are marked to market daily, of $225,521 as of January 31, 2018. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount.

First Trust AQA® Equity Fund

Portfolio of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.1%

	Airlines – 7.0%
16,469	Delta Air Lines, Inc.	$934,945
32,141	Hawaiian Holdings, Inc.	1,200,467
18,839	Southwest Airlines Co.	1,145,411

		3,280,823

	Auto Components – 3.7%
53,039	Dana, Inc.	1,749,756

	Biotechnology – 1.0%
5,385	Gilead Sciences, Inc.	451,263

	Building Products – 4.1%
17,030	Trex Co., Inc. (a)	1,900,378

	Capital Markets – 9.6%
6,739	Affiliated Managers Group, Inc.	1,345,307
14,039	MSCI, Inc.	1,954,650
104,380	WisdomTree Investments, Inc.	1,209,764

		4,509,721

	Communications Equipment – 0.9%
12,786	Applied Optoelectronics, Inc. (a)	414,138

	Construction & Engineering – 2.7%
18,024	Jacobs Engineering Group, Inc.	1,251,947

	Electronic Equipment, Instruments & Components – 7.7%
37,834	Cognex Corp.	2,359,707
10,203	SYNNEX Corp.	1,252,214

		3,611,921

	Food Products – 1.4%
15,280	Cal-Maine Foods, Inc. (a)	650,164

	Health Care Equipment & Supplies – 6.9%
9,567	ABIOMED, Inc. (a)	2,248,245
10,487	Masimo Corp. (a)	988,295

		3,236,540

	Hotels, Restaurants & Leisure – 5.6%
20,373	BJ’s Restaurants, Inc.	769,081
46,796	Boyd Gaming Corp.	1,847,038

		2,616,119

	Household Durables – 7.0%
57,901	KB Home	1,825,039
31,244	Toll Brothers, Inc.	1,455,346

		3,280,385

	Internet Software & Services – 1.9%
4,730	Facebook, Inc., Class A (a)	883,990

Shares	Description	Value
	IT Services – 4.9%
3,877	Alliance Data Systems Corp.	$995,071
16,827	Cognizant Technology Solutions Corp., Class A	1,312,169

		2,307,240

	Leisure Products – 3.7%
84,657	Callaway Golf Co.	1,250,384
39,355	Nautilus, Inc. (a)	505,712

		1,756,096

	Machinery – 6.3%
32,449	Trinity Industries, Inc.	1,118,517
71,352	Wabash National Corp.	1,843,022

		2,961,539

	Media – 1.8%
23,088	Twenty-First Century Fox, Inc., Class A	851,947

	Oil, Gas & Consumable Fuels – 2.3%
11,282	Valero Energy Corp.	1,082,733

	Paper & Forest Products – 1.5%
16,088	Boise Cascade Co.	715,111

	Road & Rail – 7.9%
12,179	Old Dominion Freight Line, Inc.	1,783,615
25,664	Saia, Inc. (a)	1,938,915

		3,722,530

	Semiconductors & Semiconductor Equipment – 3.9%
15,206	Monolithic Power Systems, Inc.	1,811,339

	Software – 1.8%
60,685	TiVo Corp.	846,556

	Specialty Retail – 0.7%
14,986	Bed Bath & Beyond, Inc.	345,877

	Textiles, Apparel & Luxury Goods – 2.3%
26,363	Skechers U.S.A., Inc., Class A (a)	1,085,892

	Tobacco – 1.5%
10,267	Altria Group, Inc.	722,181

	Total Investments – 98.1% (Cost $32,476,619) (b)	46,046,186

	Net Other Assets and Liabilities – 1.9%	894,546

	Net Assets – 100.0%	$46,940,732

(a)	Non-income producing security.

See Notes to Portfolio of Investments

First Trust AQA® Equity Fund

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,854,606 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,285,039. The net unrealized appreciation was $13,569,567.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$ 46,046,186	$ 46,046,186	$ —	$ —

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust AQA® Equity Fund

January 31, 2018 (Unaudited)

1. Organization

First Trust AQA® Equity Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified, open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;

2)	the size of the holding;

3)	the initial cost of the security;

4)	transactions in comparable securities;

5)	price quotes from dealers and/or third-party pricing services;

6)	relationships among various securities;

Notes to Portfolio of Investments (Continued)

First Trust AQA® Equity Fund

January 31, 2018 (Unaudited)

7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8)	an analysis of the issuer’s financial statements; and

9)	the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

o	Quoted prices for similar investments in active markets.

o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b))..

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	March 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	March 29, 2018

* Print the name and title of each signing officer under his or her signature.